Other Finance Expenses - Components Interest Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Finance Expenses
Interest expense	$ 7,449	$ 6,148	$ 13,574	$ 12,418
Amortization of debt issuance cost and fair value of debt assumed	852	656	1,452	1,758
Total interest cost	$ 8,301	$ 6,804	$ 15,026	$ 14,176